Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2012 and 2011 were as follows:

	Estimated useful lives	2012	2011
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$433,942	$390,875
Furniture, equipment and vehicles	1 - 20 years	258,222	266,547
Land		128,695	124,694
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	562	614
Less: accumulated depreciation		(340,134)	(329,680)

Bank premises and equipment, net		$481,287	$453,050